Condensed Consolidating Guarantor Information (Income Statement) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net sales	$ 1,155,342	$ 1,217,792	$ 1,240,887
Cost of products sold	549,490	572,611	576,850
Gross profit	605,852	645,181	664,037
Selling and administrative expenses	426,376	449,801	461,227
(Gain) loss on sale of assets	(1,629)	(910)	269
Special charges	75,905	44,413	4,720
Operating (loss) income	105,200	151,877	197,821
(Gain) loss on repurchase and redemption of debt	(947)		9,693
(Loss) income before interest and taxes	106,147		188,128
Net Interest expense	158,924	164,136	91,293
(Loss) income before income taxes	(52,777)	(12,259)	96,835
(Benefit from) provision for income taxes	5,823	2,625	40,668
(Loss) income from operations	(58,600)	(14,884)	56,167
Net (loss) income	(58,600)	(14,884)	56,167
Other comprehensive (loss) income, net of tax:
Deferred loss on derivatives	(1,960)	(3,427)
Change in cumulative translation adjustment	(167)	(1,137)	(227)
Minimum pension liability	(23,269)	(29,001)	(2,222)
Comprehensive (loss) income	(83,996)	(48,449)	53,718
Visant Holding Corp [Member]
Selling and administrative expenses	(630)	2,943	4,751
Special charges	30	320
Operating (loss) income	600	(3,263)	(4,751)
(Gain) loss on repurchase and redemption of debt	(947)		9,693
(Loss) income before interest and taxes	1,547		(14,444)
Net Interest expense	156,648	161,931	88,853
(Loss) income before income taxes	(155,101)	(165,194)	(103,297)
(Benefit from) provision for income taxes	(8,305)	(8,966)	(18,896)
(Loss) income from operations	(146,796)	(156,228)	(84,401)
Equity (earnings) in subsidiary, net of tax	(88,196)	(141,344)	(140,568)
Net (loss) income	(58,600)	(14,884)	56,167
Other comprehensive (loss) income, net of tax:
Deferred loss on derivatives	(1,960)	(3,427)
Change in cumulative translation adjustment	(167)	(1,137)	(227)
Minimum pension liability	(23,269)	(29,001)	(2,222)
Comprehensive (loss) income	(83,996)	(48,449)	53,718
Guarantors [Member]
Net sales	1,087,262	1,154,477	1,193,546
Cost of products sold	513,861	538,404	553,225
Gross profit	573,401	616,073	640,321
Selling and administrative expenses	404,155	427,731	439,652
(Gain) loss on sale of assets	(1,683)	(910)	269
Special charges	75,840	44,064	4,298
Operating (loss) income	95,089	145,188	196,102
(Loss) income before interest and taxes	95,089		196,102
Net Interest expense	137,639	140,055	54,919
(Loss) income before income taxes	(42,550)	5,133	141,183
(Benefit from) provision for income taxes	10,702	9,906	59,035
(Loss) income from operations	(53,252)	(4,773)	82,148
Equity (earnings) in subsidiary, net of tax	(5,980)	(8,155)	(6,018)
Net (loss) income	(47,272)	3,382	88,166
Other comprehensive (loss) income, net of tax:
Minimum pension liability	(23,269)	(29,001)	(2,222)
Comprehensive (loss) income	(70,541)	(25,619)	85,944
Non-Guarantors [Member]
Net sales	93,151	86,383	60,200
Cost of products sold	60,643	57,221	36,299
Gross profit	32,508	29,162	23,901
Selling and administrative expenses	22,851	19,127	16,824
(Gain) loss on sale of assets	54
Special charges	35	29	422
Operating (loss) income	9,568	10,006	6,655
(Loss) income before interest and taxes	9,568		6,655
Net Interest expense	143	142	36
(Loss) income before income taxes	9,425	9,864	6,619
(Benefit from) provision for income taxes	3,445	1,709	601
(Loss) income from operations	5,980	8,155	6,018
Net (loss) income	5,980	8,155	6,018
Other comprehensive (loss) income, net of tax:
Change in cumulative translation adjustment	(167)	(1,137)	(227)
Comprehensive (loss) income	5,813	7,018	5,791
Eliminations [Member]
Net sales	(25,071)	(23,068)	(12,859)
Cost of products sold	(25,014)	(23,014)	(12,674)
Gross profit	(57)	(54)	(185)
Operating (loss) income	(57)	(54)	(185)
(Loss) income before interest and taxes	(57)		(185)
Net Interest expense	(135,506)	(137,992)	(52,515)
(Loss) income before income taxes	135,449	137,938	52,330
(Benefit from) provision for income taxes	(19)	(24)	(72)
(Loss) income from operations	135,468	137,962	52,402
Equity (earnings) in subsidiary, net of tax	94,176	149,499	146,586
Net (loss) income	41,292	(11,537)	(94,184)
Other comprehensive (loss) income, net of tax:
Change in cumulative translation adjustment	167	1,137	227
Minimum pension liability	23,269	29,001	2,222
Comprehensive (loss) income	$ 64,728	$ 18,601	$ (91,735)